Leases - Future Minimum Lease Payments (Details) - Suezmax, Aframax and LR2 Vessels [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payment, Due	$ 615,900	$ 557,100
Finance Lease, Liability, Undiscounted Excess Amount	195,000	181,800
Finance Lease, Liability, Payments, Remainder of Fiscal Year	14,242	47,962
Finance Lease, Liability, Payments, Due Year Two	56,364	47,373
Finance Lease, Liability, Payments, Due Year Three	56,202	47,237
Finance Lease, Liability, Payments, Due Year Four	56,193	47,230
Finance Lease, Liability, Payments, Due Year Five	56,184	47,222
Finance Lease, Liability, Payments, Due after Year Five	$ 376,749	$ 320,064